Note 2 - Revenues (Details Textual)		3 Months Ended		12 Months Ended
	Jan. 01, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Operating Segments		1		1
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers		4	4	4	3
Trappsol Cyclo [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Major Customer [Member]
Concentration Risk, Percentage	84.00%
Aquaplex [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers		1	1	1